Net Loss Per Share - Schedule of Basic and Diluted Loss Per Share (Details) - USD ($)	3 Months Ended								9 Months Ended				12 Months Ended
	Dec. 31, 2024		Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023		Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2024		Dec. 31, 2023		Mar. 31, 2024		Mar. 31, 2023
Net Loss Per Share [Abstract]
Net loss available for common shareholders	$ (7,922,063)		$ (3,549,321)	$ (2,334,233)	$ 14,425,439		$ (12,402,285)	$ (28,781,134)	$ (13,805,617)		$ (26,757,978)		$ (34,277,252)		$ (62,032,076)
Weighted average outstanding shares of common stock	111,175	[1]			2,135	[1]			70,326	[1]	1,232	[1]	8,927	[2]	804	[2]
Dilutive effect of potentially dilutive outstanding securities					$ 6,430
Common stock and common stock equivalents	111,175				8,565				70,326		1,232		8,927		804
Loss per share
Basic	$ (71.26)	[1]			$ 6,757.63	[1]			$ (196.31)	[1]	$ (21,717.35)	[1]	$ (3,839.73)	[2]	$ (77,145.64)	[2]
Diluted	$ (71.26)	[1]			$ 1,684.29	[1]			$ (196.31)	[1]	$ (21,717.35)	[1]	$ (3,839.73)	[2]	$ (77,145.64)	[2]

[1]	Prior period numbers have been adjusted to reflect the First Reverse Stock Split and the Second Reverse Stock Split of the Common Stock at a ratio of 1-for-100 and 1-for-20 respectively. (Refer Note 3)
[2]	Prior period numbers have been adjusted to reflect the First Reverse Stock Split and the Second Reverse Stock Split of the Common Stock at a ratio of 1-for-100 and 1-for-20 respectively. (Refer Note 4)